Schedule of Finance Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Expenses
Interest in respect of loan from related party	₪ 43	₪ 174	₪ 1,801
Expenses in respect of fees and interest	4,627	264	134
Exchange differences	4,536		1,320
Interest expense in respect of lease liability	375	90	37
Total finance expenses	₪ 9,581	₪ 528	₪ 3,292